Income Tax	12 Months Ended
Dec. 31, 2017
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Income Tax

NOTE 10—INCOME TAX

The current and deferred components of income tax are as follows:

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Current tax expense	(26)	(19)	(21)
Deferred tax (expense) / benefit	(54)	(50)	53

Total Income tax (expense) / benefit	(80)	(69)	32

Using a composite statutory income tax rate applicable by tax jurisdictions, the income tax can be reconciled as follows:

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Income / (Loss) before income tax	49	65	(584)

Composite statutory income tax rate applicable by tax jurisdiction	31.9%	24.9%	38.2%

Income tax (expense) / benefit calculated at composite statutory tax rate applicable by tax jurisdictions	(16)	(16)	223
Tax effect of:
Changes in recognized and unrecognized deferred tax assets(A)	(61)	(45)	(177)
Change in tax rate(B)	(11)	(6)	—
Other	8	(2)	(14)

Income tax (expense) / benefit	(80)	(69)	32

Effective income tax rate	163%	106%	5%

(A)	Change in recognized and unrecognized deferred tax assets mainly relates to unrecognized tax losses carried forward for the years ended December 31, 2017 and 2016 and to impairment of long term assets of one of our main entities for the year ended December 31, 2015 (see NOTE 18—Deferred income taxes).

(B)	For the year ended December 31, 2017, change in tax rate relates mainly to the U.S. income tax rate decrease from 40% to 27% for €16 million applicable from January 1, 2018 and to the gradual decrease in French tax rate to 25.82% as from 2022. For the year ended December 31, 2016, change in tax rate relates to French income tax decrease from 34,43% to 28,92% starting in 2020, enacted by 2016 Financial Tax bill.

The net deferred tax expense recognized following changes in the U.S. federal corporate tax rate represents our best estimate of the impact of the “Tax Cuts and Jobs Act”, which was signed into law on December 22, 2017, based on the information currently available. As clarifications or additional instructions from the US legislator or tax authorities on the detailed application of the Act becomes available, our assessment will be reviewed accordingly.

Our composite statutory income tax rate of 31.9% for the year ended December 31, 2017, 24.9% for the year ended December 31, 2016 and 38.2% for the year ended December 31, 2015 resulted from the statutory tax rates (i) in the United States of 40 % in 2017, 2016 and 2015, (ii) in France of 39.2% in 2017, 34.43% in 2016 and 38.0% in 2015 (iii) in Germany of 29%, stable for the last three years (iv) in the Netherlands of 25%, stable for the last three years and (v) in Czech Republic of 19%, stable for the last three years.

The variation in our composite tax rate mainly results from the geographical mix of our pre-tax results.

The 7 % increase in our composite tax rate from 2016 to 2017 is mostly related to the increase of pre-tax profits in France and to the increase of the tax rate in France for fiscal year 2017 only. The 13.3% decrease in our composite tax rate from 2015 to 2016 mostly results from the decrease in pre-tax losses in the United States.